Earnings per share - diluted earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of earnings per share [Abstract]
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity	€ 0	€ 3,862	€ 0	€ 3,968
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity	€ (1,038)	€ 788	€ (2,734)	€ 1,297
Weighted average number of ordinary shares outstanding	1,571,440	1,567,216	1,569,721	1,560,680
Dilutive Effect On Number Of Ordinary Shares	0	2,964	0	9,623
Adjusted weighted average number of ordinary shares outstanding	1,571,440	1,570,180	1,569,721	1,570,303
Profit (loss), attributable to ordinary equity holders of parent entity	€ (1,038)	€ 4,650	€ (2,734)	€ 5,265
Diluted earnings (loss) per share	€ (0.66)	€ 2.96	€ (1.74)	€ 3.35
Diluted earnings (loss) per share from continuing operations	(0.66)	0.50	(1.74)	0.83
Diluted earnings (loss) per share from discontinued operations	€ 0	€ 2.46	€ 0	€ 2.53